Note 41 - Management Report - Risk and Capital Performance - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - Reconciliation of Shareholders Equity to Regulatory Capital [Member] - EUR (€)
€ in Millions
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders equity per accounting balance sheet		€ 55,857	€ 62,495
Deconsolidation Consolidation of entities		(116)	(33)
Of which: [Abstract]
Additional paid-in capital		(12)	(12)
Retained earnings		(220)	(150)
Accumulated other comprehensive income (loss), net of tax		116	130
Total shareholders' equity per regulatory balance sheet		55,741	62,462
Noncontrolling interest based on transitional rules		837	846
Accrual for dividend and AT1 coupons	[1]	0	(267)
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period		0	0
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		56,579	63,041
Additional value adjustments		(1,738)	(1,504)
Other prudential filters (other than additional value adjustments)		(150)	(329)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		0	0
Goodwill and other intangible assets (net of related tax liabilities)		(6,515)	(8,566)
Deferred tax assets that rely on future profitability		(1,445)	(2,758)
Defined benefit pension fund assets		(892)	(1,111)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Other regulatory adjustments	[2]	(1,692)	(1,287)
Common Equity Tier 1 capital		€ 44,148	€ 47,486

[1]	No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article26(2) of Regulation (EU) No575/2013 (ECB/2015/4).
[2]	EUR 0.4 billion capital deduction effective from April 2019 and EUR 0.3 billion effective from October 2016 based on regular ECB review, EUR 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards, EUR0.3billion negative amounts resulting from the calculation of expected loss amounts and EUR 15 million from Direct, indirect and synthetic holdings by an institution of own CET1 instruments.